Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes

Note 23. Income Taxes

23.1 Income Tax

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

	2017		2016		2015
Current tax expense:
Current year	Ps.	6,317	Ps.	8,574	Ps.	6,060

Deferred tax expense:
Origination and reversal of temporary differences		(1,698)		(2,812)		721
(Benefit) utilization of tax losses recognized		(65)		(1,834)		(2,230)
Total deferred tax expense		(1,763)		(4,646)		(1,509)

Total income tax expense in consolidated net income	Ps.	4,554	Ps.	3,928	Ps.	4,551

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,443	Ps.	6,317

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		100		(1,698)
Benefit (utilization) of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(144)		(1,763)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	2,299	Ps.	4,554

2016	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	4,035	Ps.	4,539	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		(1,117)		(1,695)		(2,812)
Benefit of tax losses recognized		(1,285)		(549)		(1,834)

Total deferred tax (benefit		(2,402)		(2,244)		(4,646)

Total income tax expense in consolidated net income	Ps.	1,633	Ps.	2,295	Ps.	3,928

2015	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,887	Ps.	2,173	Ps.	6,060

Deferred tax expense:
Origination and reversal of temporary differences		427		294		721
Benefit of tax losses recognized		(997)		(1,233)		(2,230)

Total deferred tax expense (benefit)		(570)		(939)		(1,509)

Total income tax expense in consolidated net income	Ps.	3,317	Ps.	1,234	Ps.	4,551

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2017		2016		2015
Unrealized (gain) loss on cash flow hedges	Ps.	(160)	Ps.	324	Ps.	(19)
Remeasurements of the net defined benefit liability		(61)		12		32

Total income tax recognized in OCI	Ps.	(221)	Ps.	336	Ps.	13

Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year end:	2017		2016		2015
Unrealized loss (gain) on derivative financial instruments	Ps.	59	Ps.	227	Ps.	(91)

Comprehensive income to be reclassified to profit or loss in subsequent periods		59		227		(91)

Re-measurements of the net defined benefit liability		(199)		(143)		(112)

Balance of income tax in OCI	Ps.	(140)	Ps.	84	Ps.	(203)

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	4.98	1.33	0.50
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	6.72	(2.20)	0.07
Annual inflation tax adjustment	(5.75)	0.15	(2.22)
Non-deductible expenses	(8.84)	2.38	2.92
Non-taxable income	1.87	(0.90)	(0.41)
Income taxed at a rate other than the Mexican statutory rate	(3.5)	2.06	0.75
Effect of restatement of tax values	8.72	(2.29)	(1.16)
Effect of change in statutory rate	0.31	—	0.11
Effect of changes in Venezuela Tax Law	—	7.74	—
Income tax credits	12.7	(7.84)	—
Effect Venezuela (Note 3.3)	(119.13)	—	—
Consolidation Profit Philippines	11.95	—	—
Tax Loss	(9.45)
Other	5.28	(2.98)	0.35

	(64.14)%	27.45%	30.91%

In 2017, the Venezuela’s deconsolidation and Phillipines consolidation impacted significantly the effective tax rate. Had those two effects would not occur effective tax rate would have been 28.12%

Deferred income tax

An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
Consolidated Statement of Financial Position	2017		2016		2017		2016		2015
Allowance for doubtful accounts	Ps.	(119)	Ps.	(148)	Ps.	16	Ps.	(8)	Ps.	2
Inventories		(4)		(14)		10		(163)		(15)
Prepaid expenses		17		13		5		(71)		7
Property, plant and equipment, net (1)		(244)		1,599		(2,071)		1,439		(96)
Other assets		(569)		(403)		(166)		167		41
Finite useful lived intangible assets		820		56		761		(289)		112
Indefinite lived intangible assets		2,143		1,458		743		5,280		(26)
Post-employment and other non-current employee benefits		(474)		(229)		(196)		(1)		115
Derivative financial instruments		42		86		(44)		62		22
Contingencies		(2,629)		(1,822)		(807)		(96)		(7)
Employee profit sharing payable		(159)		(166)		6		(14)		(3)
Tax loss carryforwards		(8,088)		(8,101)		(13)		(1,834)		(2,230)
Tax credits to recover (2)		(2,308)		(1,150)		(705)		(1,150)		—
Cumulative other comprehensive income		(141)		84		(224)		—		—
Deductible tax goodwill of business acquisition		—		160		(160)		(1,921)		1,378
Liabilities of amortization of goodwill of business acquisition		5,527		5,921		(394)		45		(32)
Other liabilities		(112)		(2,120)		1,476		(6,092)		(777)

Deferred tax (income)					Ps.	(1,763)	Ps.	(4,646)	Ps.	(1,509)

Deferred tax, asset	Ps.	(8,012)	Ps.	(5,981)
Deferred tax, liability		1,714		1,205

Deferred income taxes, net	Ps.	(6,298)	Ps.	(4,776)

(1)	As a result of the change of Venezuelan tax regulations, on December 31, 2016 the Company recognized a deferred tax liability for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year. Such amount was derecognized during 2017 as a result of the deconsolidation of Venezuela.
(2)	Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and Non-Related Parties.

The changes in the balance of the net deferred income tax liability are as follows:

	2017		2016		2015
Balance at beginning of the year	Ps.	(4,776)	Ps.	(2,975)	Ps.	(1,871)
Deferred tax provision for the year		(1,763)		(4,381)		(1,526)
Change in the statutory rate		—		—		16
Acquisition of subsidiaries, see Note 4		(563)		150		—
Venezuela effect		261		—		—
Effects in equity:
Unrealized loss (gain) on derivative financial instruments		(160)		324		(19)
Unrealized gain on available for sale securities		—		—		—
Cumulative translation adjustment		221		1,766		350
Remeasurements of the net defined benefit liability		(61)		12		32
Inflation adjustment		543		328		43

Balance at end of the year	Ps.	(6,298)	Ps.	(4,776)	Ps.	(2,975)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

The Company has determined that undistributed profits of its subsidiaries, will not be distributed in the foreseeable future. The temporary differences associated with investments in subsidiaries, associates and joint ventures, for which deferred tax liabilitiesthat have not been recognized, aggregate to December 31, 2017: Ps. 5,847 December 31, 2016: Ps. 5,136 and, December 31, 2015: Ps. 8,014.

Tax Loss Carryforwards

The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. Unused tax loss carryforwards, for which a deferred income tax asset has been recognized, may be recovered provided certain requirements are fulfilled. The tax losses carryforwards and their years of expiration are as follows:

	Tax Loss Carryforwards
2021	Ps.	15
2022		—
2023		—
2024		2
2025		4
2026 and thereafter		8,732
No expiration (Brazil and Colombia until 2016))		16,064

	Ps.	24,817

During 2013, the Company completed certain acquisitions in Brazil. In connection with the acquisitions in Brazil the Company recorded certain goodwill balances that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of Net Operating Losses (NOLs) in Brazil. NOLs in Brazil have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2017 and 2016 the Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly, the related deferred tax assets have been fully recognized.

The changes in the balance of tax loss carryforwards are as follows:

	2017		2016		2015
Balance at beginning of the year	Ps.	24,791	Ps.	14,900	Ps.	9,400
Increase (see sources above)		3,334		5,616		7,001
Usage of tax losses		(2,723)		(4)		(37)
Effect of foreign currency exchange rates		(585)		4,279		(1,464)

Balance at end of the year	Ps.	24,817	Ps.	24,791	Ps.	14,900

There were no withholding taxes associated with the payment of dividends in 2017, 2016 or 2015 by the Company to its shareholders.

23.2 Recoverable taxes

Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2017 in comparison to prior year, which will be compensated in future years.

The operations in Guatemala, Panama, Philippines and Colombia are subject to a minimum tax, which is based primary on a percentage of assets and gross margin, except in the case of Panama. Any payments are recoverable in future years, under certain conditions.

23.3 Tax Reform

On January 1, 2015, a general tax reform became effective in Colombia. This reform included the imposition of a new temporary tax on net equity through 2017 to Colombian residents and non-residents who own property in Colombia directly or indirectly through branches or permanent establishments. The relevant taxable base will be determined annually based on a formula. For net equity that exceeds 5.0 billion Colombian pesos (approximately US$2.1 million) the rate will be 1.15% in 2015, 1.00% in 2016 and 0.40% in 2017. In addition, the tax reform in Colombia imposed that the supplementary income tax at a rate of 9.0% as contributions to social programs, which was previously scheduled to decrease to 8.0% by 2015, will remain indefinitely. Additionally, this tax reform included the imposition of a temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively. Finally, this reform established an income tax deduction of 2.0% of value-added tax paid in the acquisition or import of hard assets, such as tangible and amortizable assets that are not sold or transferred in the ordinary course of business and that are used for the production of goods or services.

On April 1, 2015, the Brazilian government issued Decree No. 8.426/15 to impose, as of July 2015, PIS/COFINS (Social Contributions on Gross Revenues) of 4.65% on financial income (except for foreign exchange variations). In addition, starting in 2016, the Brazilian federal production tax rates were reduced and the federal sales tax rates were increased. These rates continued to increase in 2017. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Nevertheless, the Supreme Court is still reviewing the appeal of the tax authorities. In 2017 the federal production and sales taxes together resulted in an average of 15.6% tax over net sales. For 2018, these taxes will continue to increase, and we expect the average of these taxes will range between 16.0% and 17.5% over the net sales.

On December 30, 2015, the Venezuelan government enacted a new package of tax reforms that became effective in January 2016. This reform mainly (i) eliminated the inflationary adjustments for the calculation of income tax as well as the new investment tax deduction, and (ii) imposed a new tax on financial transactions effective as of February 1, 2016, for entities identified as “special taxpayers,” at a rate of 0.75% over certain financial transactions, such as bank withdrawals, transfer of bonds and securities, payment of indebtedness without intervention of the financial system and debits on bank accounts for cross-border payments. Banks operating in Venezuela are required to withhold this new tax on financial transactions. Given the inherent uncertainty as to how the Venezuelan government will require that the inflationary adjustments for the calculation of income tax be applied, starting 2016 our Venezuelan subsidiary decided to recognize the effects of the elimination of such inflationary adjustments, at December 31, 2017 this balance was derecognized as a result of the deconsolidation of Venezuela.

In Guatemala the income tax rate for 2014 was 28.0% and it decreased to 25.0% for 2015.

On January 1, 2017, a new general tax reform became effective in Colombia. This reform reduced the income tax rate from 35.0% to 34.0% for 2017 and then to 33.0% for the following years. In addition, for entities located outside the free trade zone, this reform imposed an extra income tax rate of 6.0% for 2017 and 4.0% for 2018. For taxpayers located in the free trade zone, the special income tax rate increased from 15.0% to 20.0% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax at a rate of 9.0% as contributions to social programs and the temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively. For 2017, the dividends paid to individuals that are Colombian residents will be subject to a withholding of 35.0%, and the dividends paid to foreign individuals or entities non-residents in Colombia will be subject to a withholding of 5.0%. This reform increased the rate of the minimum assumed income tax (renta presuntiva sobre el patrimonio), from 3.0% to 3.5% for 2017. Finally, starting in 2017, the Colombian general value-added tax rate increased from 16.0% to 19.0%.

On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and 0.0% in 2022.

On January 1, 2018, a new tax reform became effective in the Philippines. This reform mainly (i) reduced the income tax rate imposed on a majority of individuals, (ii) increased the income tax rate on net capital gains from 5.0% or 10.0%, depending on the amounts of shares sold, to a general tax rate of 15.0% on net capital gains from the sale of shares traded outside of the stock exchange by companies and individuals that are resident and non-resident, (iii) imposed an excise tax of 6.00 Philippine pesos per liter for sweetened beverages using caloric and non-caloric sweeteners, except for high fructose corn syrup (HFCS), and 12.00 Philippine pesos per liter for sweetened beverages using HFCS, (iv) imposed the obligation to issue electronic invoices and electronic sales reports, and (v) reduced the time period for keeping books and accounting records from 10 years to three years.